Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As discussed in the CD&A above, the Compensation Committee has implemented an executive compensation program designed to link a substantial portion of the NEOs’ realized compensation to the achievement of the Corporation’s financial and strategic objectives. As required by SEC rules, the following information is being presented to disclose the relationship during 2022, 2021 and 2020 between (i) executive compensation actually paid (“CAP”), as such term is defined in accordance with SEC rules, to the Corporation’s (a) CEO, and (b) our other NEOs on an average basis, and (ii) the Corporation’s financial performance. The methodology followed for calculating amounts presented in the columns “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to non-CEO NEOs,” including details of the amounts that were added to, and deducted from, the Summary Compensation Table totals to determine the CAP, are provided in the footnotes to the table. Please refer to the “Executive Compensation Disclosure – Compensation Discussion & Analysis” section in this Proxy Statement for a complete description of how executive compensation relates to the Corporation’s performance and how the Compensation Committee makes its decisions.
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (a)	Average Summary Compensation Table Total for non-CEO NEOs	Average Compensation Actually Paid to non-CEO NEOs (a)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Pre-Tax, Pre-Provision Income (in millions) (c)
					Corporation’s TSR	Peer Group TSR (b)
2022	$3,767,180(d)	$3,327,913	$1,173,516	$1,094,728(d)	$131	$97	$305.1	$475.3
2021	4,183,057(d)	7,420,884	1,135,883	1,732,848(d)	137	118	281.0	391.5
2020	3,639,706(d)	5,231,444	1,348,801	1,571,134(d)	90	87	102.3	299.8
(a)
The table below sets forth each of the amounts (as calculated in accordance with SEC rules) to be deducted from or added to the amount of total compensation as reflected in the Summary Compensation Table in order to calculate the CAP:

	2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
Total Compensation from Summary Compensation Table	$3,767,180	$1,173,516	$4,183,057	$1,135,883	$3,639,706	$1,348,801
Less: amount reported under the “Stock Awards” column of the Summary Compensation Table	(1,390,547)	(318,746)	(1,246,696)	(269,367)	(1,732,911)	(283,161)
Add: year-end fair value (FV) of equity awards granted during the year that are outstanding and unvested as of year-end	1,345,076	308,323	1,525,708	329,652	3,916,038	639,889
Add: change in FV as of year-end of awards granted in prior years that are outstanding and unvested as of year-end	(455,025)	(80,103)	2,391,953	408,992	(363,103)	(80,154)
Add: change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years for which vesting conditions were satisfied during year or at year-end	(70,104)	(12,889)	495,663	111,629	(236,001)	(56,072)
Add: for equity awards that earn dividends, the dollar value of such dividends paid in the covered fiscal year, prior to the vesting date	131,332	24,637	71,199	16,059	$7,715	$1,833
Compensation Actually Paid	3,327,913	1,094,728	7,420,884	1,732,848	5,231,444	1,571,134
(b)
The Corporation’s peer group for purposes of Item 201(e) of Regulation S-K, which is the S&P Supercom Banks Index, was utilized for purposes of calculating peer group TSR for years 2022, 2021 and 2020. The TSR for both the Corporation and the peer group is based on an initial investment of $100, measured on a cumulative basis from market close on December 31, 2019, through and including the end of the fiscal year for which the TSR is being presented in the table. The TSR calculations reflect the investment of dividends.

(c)
The Corporation has identified pre-tax, pre-provision income as our Company-Selected Measure. Pre-tax, pre-provision income is a non-GAAP financial measure. See Appendix A for a reconciliation of the most directly comparable GAAP financial measure to this non-GAAP financial measure.

(d)	The CEO and the non-CEO NEOs included in this calculation for each fiscal year were as indicated in the table below:
Year	CEO	Non-CEO NEOs
2022	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham and Nayda Rivera
2021	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham and Nayda Rivera
2020	Aurelio Alemán	Orlando Berges, Calixto García-Vélez, Donald Kafka and Nayda Rivera

Company Selected Measure Name	Pre-Tax, Pre-Provision Income
Named Executive Officers, Footnote [Text Block]
(d)	The CEO and the non-CEO NEOs included in this calculation for each fiscal year were as indicated in the table below:
Year	CEO	Non-CEO NEOs
2022	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham and Nayda Rivera
2021	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham and Nayda Rivera
2020	Aurelio Alemán	Orlando Berges, Calixto García-Vélez, Donald Kafka and Nayda Rivera

Peer Group Issuers, Footnote [Text Block]
(b)
The Corporation’s peer group for purposes of Item 201(e) of Regulation S-K, which is the S&P Supercom Banks Index, was utilized for purposes of calculating peer group TSR for years 2022, 2021 and 2020. The TSR for both the Corporation and the peer group is based on an initial investment of $100, measured on a cumulative basis from market close on December 31, 2019, through and including the end of the fiscal year for which the TSR is being presented in the table. The TSR calculations reflect the investment of dividends.

PEO Total Compensation Amount	$ 3,767,180	$ 4,183,057	$ 3,639,706
PEO Actually Paid Compensation Amount	$ 3,327,913	7,420,884	5,231,444
Adjustment To PEO Compensation, Footnote [Text Block]
(a)
The table below sets forth each of the amounts (as calculated in accordance with SEC rules) to be deducted from or added to the amount of total compensation as reflected in the Summary Compensation Table in order to calculate the CAP:

	2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
Total Compensation from Summary Compensation Table	$3,767,180	$1,173,516	$4,183,057	$1,135,883	$3,639,706	$1,348,801
Less: amount reported under the “Stock Awards” column of the Summary Compensation Table	(1,390,547)	(318,746)	(1,246,696)	(269,367)	(1,732,911)	(283,161)
Add: year-end fair value (FV) of equity awards granted during the year that are outstanding and unvested as of year-end	1,345,076	308,323	1,525,708	329,652	3,916,038	639,889
Add: change in FV as of year-end of awards granted in prior years that are outstanding and unvested as of year-end	(455,025)	(80,103)	2,391,953	408,992	(363,103)	(80,154)
Add: change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years for which vesting conditions were satisfied during year or at year-end	(70,104)	(12,889)	495,663	111,629	(236,001)	(56,072)
Add: for equity awards that earn dividends, the dollar value of such dividends paid in the covered fiscal year, prior to the vesting date	131,332	24,637	71,199	16,059	$7,715	$1,833
Compensation Actually Paid	3,327,913	1,094,728	7,420,884	1,732,848	5,231,444	1,571,134

Non-PEO NEO Average Total Compensation Amount	$ 1,173,516	1,135,883	1,348,801
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,094,728	1,732,848	1,571,134
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(a)
The table below sets forth each of the amounts (as calculated in accordance with SEC rules) to be deducted from or added to the amount of total compensation as reflected in the Summary Compensation Table in order to calculate the CAP:

	2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
Total Compensation from Summary Compensation Table	$3,767,180	$1,173,516	$4,183,057	$1,135,883	$3,639,706	$1,348,801
Less: amount reported under the “Stock Awards” column of the Summary Compensation Table	(1,390,547)	(318,746)	(1,246,696)	(269,367)	(1,732,911)	(283,161)
Add: year-end fair value (FV) of equity awards granted during the year that are outstanding and unvested as of year-end	1,345,076	308,323	1,525,708	329,652	3,916,038	639,889
Add: change in FV as of year-end of awards granted in prior years that are outstanding and unvested as of year-end	(455,025)	(80,103)	2,391,953	408,992	(363,103)	(80,154)
Add: change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years for which vesting conditions were satisfied during year or at year-end	(70,104)	(12,889)	495,663	111,629	(236,001)	(56,072)
Add: for equity awards that earn dividends, the dollar value of such dividends paid in the covered fiscal year, prior to the vesting date	131,332	24,637	71,199	16,059	$7,715	$1,833
Compensation Actually Paid	3,327,913	1,094,728	7,420,884	1,732,848	5,231,444	1,571,134

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Descriptions of the Information Presented in the Pay Versus Performance Table
One of the objectives of the SEC’s “Pay Versus Performance Table” required disclosures is to illustrate the relationship between the CAP under the Corporation’s executive compensation program and certain financial performance metrics, as well as the Corporation’s TSR and the TSR of the peer group. The Corporation believes that the below information reflects an alignment of the CAP with the Corporation’s strong performance, including on the highlighted key financial performance.
The illustrations below compare CAP and the following measures:
•	The Corporation’s cumulative TSR;
•	The peer group cumulative TSR;
•	The Corporation’s Net Income; and
•	The Corporation’s Pre-Tax, Pre-Provision Income.
CAP versus First BanCorp’s TSR

Compensation Actually Paid vs. Net Income [Text Block]
Descriptions of the Information Presented in the Pay Versus Performance Table
One of the objectives of the SEC’s “Pay Versus Performance Table” required disclosures is to illustrate the relationship between the CAP under the Corporation’s executive compensation program and certain financial performance metrics, as well as the Corporation’s TSR and the TSR of the peer group. The Corporation believes that the below information reflects an alignment of the CAP with the Corporation’s strong performance, including on the highlighted key financial performance.
The illustrations below compare CAP and the following measures:
•	The Corporation’s cumulative TSR;
•	The peer group cumulative TSR;
•	The Corporation’s Net Income; and
•	The Corporation’s Pre-Tax, Pre-Provision Income.
CAP versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Descriptions of the Information Presented in the Pay Versus Performance Table
One of the objectives of the SEC’s “Pay Versus Performance Table” required disclosures is to illustrate the relationship between the CAP under the Corporation’s executive compensation program and certain financial performance metrics, as well as the Corporation’s TSR and the TSR of the peer group. The Corporation believes that the below information reflects an alignment of the CAP with the Corporation’s strong performance, including on the highlighted key financial performance.
The illustrations below compare CAP and the following measures:
•	The Corporation’s cumulative TSR;
•	The peer group cumulative TSR;
•	The Corporation’s Net Income; and
•	The Corporation’s Pre-Tax, Pre-Provision Income.
CAP versus Pre-Tax, Pre-Provision Income*

*	See Appendix A for a reconciliation of the most directly comparable GAAP financial measure to this non-GAAP financial measure.

Total Shareholder Return Vs Peer Group [Text Block]
Descriptions of the Information Presented in the Pay Versus Performance Table
One of the objectives of the SEC’s “Pay Versus Performance Table” required disclosures is to illustrate the relationship between the CAP under the Corporation’s executive compensation program and certain financial performance metrics, as well as the Corporation’s TSR and the TSR of the peer group. The Corporation believes that the below information reflects an alignment of the CAP with the Corporation’s strong performance, including on the highlighted key financial performance.
The illustrations below compare CAP and the following measures:
•	The Corporation’s cumulative TSR;
•	The peer group cumulative TSR;
•	The Corporation’s Net Income; and
•	The Corporation’s Pre-Tax, Pre-Provision Income.
First BanCorp’s TSR versus Peer Group TSR
In accordance with SEC rules, TSR for the Corporation and its peer group were calculated on a cumulative, market weighted basis over the three-year period of 2020 through 2022. The TSR calculations assumed an initial investment of $100 made on December 31, 2019.

Tabular List [Table Text Block]
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP (as calculated in accordance with SEC rules) to the Corporation’s performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A section of this Proxy Statement.
Financial Performance Measures
Pre-Tax, Pre-Provision Income
Adjusted Net Income
Non-Performing Assets Ratio
Classified Assets Ratio

Total Shareholder Return Amount	$ 131	137	90
Peer Group Total Shareholder Return Amount	97	118	87
Net Income (Loss)	$ 305,100,000	$ 281,000,000	$ 102,300,000
Company Selected Measure Amount	475,300,000	391,500,000	299,800,000
PEO Name	Aurelio Alemán	Aurelio Alemán	Aurelio Alemán
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax, Pre-Provision Income
Non-GAAP Measure Description [Text Block]
(c)
The Corporation has identified pre-tax, pre-provision income as our Company-Selected Measure. Pre-tax, pre-provision income is a non-GAAP financial measure. See Appendix A for a reconciliation of the most directly comparable GAAP financial measure to this non-GAAP financial measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-Performing Assets Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Classified Assets Ratio
PEO [Member] | Amount Reported Under the Stock Awards Column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,390,547)	$ (1,246,696)	$ (1,732,911)
PEO [Member] | Year-end Fair Value (FV) of Equity Awards Granted During the Year that are Outstanding and Unvested As of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,345,076	1,525,708	3,916,038
PEO [Member] | Change in FV as of Year-end of Awards Granted in Prior Years that are Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(455,025)	2,391,953	(363,103)
PEO [Member] | Change in FV from End of the Prior Fiscal Year to the Vesting Date for Equity Awards Granted in Prior Years for Which Vesting Conditions were Satisfied During Year or at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,104)	495,663	(236,001)
PEO [Member] | For Equity Awards that Earn Dividends, the Dollar Value of Such Dividends Paid in the Covered Fiscal Year, Prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	131,332	71,199	7,715
Non-PEO NEO [Member] | Amount Reported Under the Stock Awards Column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(318,746)	(269,367)	(283,161)
Non-PEO NEO [Member] | Year-end Fair Value (FV) of Equity Awards Granted During the Year that are Outstanding and Unvested As of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	308,323	329,652	639,889
Non-PEO NEO [Member] | Change in FV as of Year-end of Awards Granted in Prior Years that are Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(80,103)	408,992	(80,154)
Non-PEO NEO [Member] | Change in FV from End of the Prior Fiscal Year to the Vesting Date for Equity Awards Granted in Prior Years for Which Vesting Conditions were Satisfied During Year or at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,889)	111,629	(56,072)
Non-PEO NEO [Member] | For Equity Awards that Earn Dividends, the Dollar Value of Such Dividends Paid in the Covered Fiscal Year, Prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 24,637	$ 16,059	$ 1,833